UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number        811-22859

A&Q Masters Fund

(Exact name of registrant as specified in charter)

600 Washington Boulevard

                                              Stamford, Connecticut 06901

(Address of principal executive offices) (Zip code)

Michael Kim

UBS Hedge Fund Solutions LLC

600 Washington Boulevard

                                             Stamford, CT 06901

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (203) 719-1428

Date of fiscal year end:  March 31

Date of reporting period:  September 30, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

A&Q MASTERS FUND

Financial Statements

(Unaudited)

Semi-Annual Report

Period from April 1, 2018 to September 30, 2018

An exemption under Regulation 4.5 has been obtained from the Commodity Futures Trading Commission for A&Q Masters Fund

A&Q MASTERS FUND

Financial Statements

(Unaudited)

Semi-Annual Report

Period from April 1, 2018 to September 30, 2018

A&Q Masters Fund

Statement of Assets and Liabilities

(Unaudited)

September 30, 2018

ASSETS

Investments in Investment Funds, at fair value (cost $106,156,375)	$125,556,944
Cash	4,777,183
Advanced subscriptions in Investment Funds	3,720,000
Receivable from Investment Funds	3,650,703
Receivable from Adviser	137,814
Other assets	25,520

Total Assets	137,868,164

LIABILITIES

Shareholders’ redemptions payable	6,257,823
Management Fee payable	575,919
Incentive Fee payable	116,321
Professional fees payable	40,692
Tax compliance fees payable	37,500
Administration fee payable	37,150
Officer’s and Trustees’ fees payable	31,154
Other liabilities	32,071

Total Liabilities	7,128,630

Net Assets	$130,739,534

NET ASSETS

Represented by:
Paid in capital	$119,034,816
Accumulated net realized gain/(loss) from investments in Investment Funds	(7,454,404)
Accumulated net investment loss	(241,447)
Accumulated net unrealized appreciation/(depreciation) on investments in Investment Funds	19,400,569

Net Assets	$130,739,534

Net asset value per Share (based on 120,613.712 Shares outstanding)	$1,083.95

The accompanying notes are an integral part of these financial statements.

1

A&Q Masters Fund

Schedule of Portfolio Investments

(Unaudited)

September 30, 2018

Investment Fund (a)	Geographic Focus	Cost	Fair Value	% of Net Assets	Initial Acquisition Date	Redemption Frequency (b)	Redemption Notice Period (c)	First Available Redemption Date			Dollar Amount of Fair Value for First Available Redemption
Equity Hedged
1060 Capital Opportunity Fund, LP	US/Canada	$6,549,045	$6,683,926	5.11%	7/1/2016	Monthly	30 days	9/30/2018				$6,683,926
Alvento Long/Short Equity Fund LP	Europe including UK	5,500,000	6,299,358	4.82	2/1/2017	Monthly	30 days	9/30/2018				$6,299,358
BosValen Feeder Fund	Asia excluding Japan	5,365,854	5,860,872	4.48	1/1/2015	Quarterly	60 days	9/30/2018				$5,860,872
Brilliant US Feeder 2 Fund Limited	Greater China	6,500,000	6,323,355	4.84	8/1/2018	Monthly	30 days	7/31/2019	(d	)		$6,323,355
Castle Hook Offshore Fund Ltd.	Global	6,500,000	7,316,944	5.60	1/1/2017	Quarterly	90 days	9/30/2018	(e	)		$1,829,236
Dragon Billion Select US Feeder Fund	Greater China	5,500,000	5,607,190	4.29	10/1/2017	Quarterly	90 days	9/30/2018				$5,607,190
Engadine Equity Fund	Europe including UK	6,000,000	5,894,344	4.51	8/1/2018	Quarterly	65 days	9/30/2018				$5,894,344
MW Eureka Fund	Europe including UK	10,530,507	12,759,843	9.76	2/1/2016	Monthly	30 days	9/30/2018				$12,759,843
Pelham Long/Short Fund, Ltd.	Europe including UK	4,279,314	6,433,218	4.92	11/1/2010	Monthly	90 days	9/30/2018				$6,433,218
Perceptive Life Sciences Qualified Fund, L.P.	US/Canada	4,175,993	6,951,874	5.32	6/1/2015	Quarterly	45 days	9/30/2018				$6,951,874
Pleiad Asia Offshore Feeder Fund	Asia including Japan	5,858,343	6,657,934	5.09	8/1/2015	Quarterly	60 days	9/30/2018	(e	)		$1,664,484
Point72 Capital International, Ltd.	Global	6,500,000	6,769,004	5.18	5/1/2018	Quarterly	45 days	9/30/2018	(e	)		$1,692,251
Sachem Head Offshore Ltd.	US/Canada	2,313,681	2,908,644	2.22	9/1/2013	Quarterly	65 days	12/30/2018	(e	)		$1,454,322
Shellback Fund, LP	US/Canada	7,937,165	12,096,790	9.25	1/1/2014	Quarterly	45 days	9/30/2018				$12,096,790
Soroban Cayman Fund Ltd	US/Canada	3,033,621	3,510,704	2.69	4/1/2011	N/A	N/A	N/A	(f	)	$	N/A
Spindrift Partners LP	Global	4,229	6,474	0.01	9/1/2010	N/A	N/A	N/A	(g	)		N/A
Tairen China Fund Ltd.	Greater China	4,000,000	5,209,700	3.98	1/1/2018	Quarterly	60 days	12/31/2019	(d	)		$5,209,700
TPG Public Equity Partners-B, Ltd.	Global	10,570,720	13,052,522	9.98	9/1/2015	Quarterly	60 days	9/30/2018	(e	)		$3,263,131
Visium Balanced Offshore Fund, Ltd.	US/Canada	32,241	24,891	0.02	6/1/2011	N/A	N/A	N/A	(g	)		N/A
Zebedee Focus Fund Limited	Europe including UK	5,000,000	5,189,357	3.97	4/1/2017	Monthly	30 days	9/30/2018				$5,189,357

Equity Hedged Subtotal		106,150,713	125,556,944	96.04

Total Investment Funds		$106,150,713	$125,556,944	96.04%

Other securities		Cost	Fair Value	% of Net Assets

Other securities (h)		$5,662	$—	0.00%

Total other securities		$5,662	$—	0.00%

(a)	Each Investment Fund noted within the Schedule of Portfolio Investments is non-income producing.
(b)	Available frequency of redemptions after the initial lock-up period, if any. Different tranches may have varying liquidity terms.
(c)	Unless otherwise noted, the redemption notice periods are shown in calendar days.
(d)	This holding is under lock-up and is not redeemable without paying a fee.
(e)	The Investment Fund is subject to an investor level gate of 25%.
(f)	The Fund was compulsorily redeemed from the Investment Fund by the Investment Fund’s manager and expects the remaining proceeds to be repaid by December 31, 2018.
(g)

All of the Fund’s interests in the Investment Fund are held in side pockets or are in liquidation and have restricted liquidity. In addition to any redemption proceeds that may have already been received, the Fund will continue to receive proceeds periodically as the Investment Fund liquidates its underlying investments.

(h)	The Fund has valued this security received from in-kind distributions from an Investment Fund at $0 and considers it to be a Level 3 investment.

The accompanying notes are an integral part of these financial statements.

A&Q Masters Fund

Schedule of Portfolio Investments (continued)

(Unaudited)

September 30, 2018

Complete information about the Investment Funds’ underlying investments is not readily available.

The Fund’s valuation procedures require evaluation of all relevant factors available at the time the Fund values its portfolio. These relevant factors include the individual Investment Funds’ compliance with fair value measurements, price transparency and valuation procedures in place, and subscription and redemption activity.

ASSETS TABLE

Description	Level 1	Level 2	Level 3	Investment Funds valued using NAV as a practical expedient	Total Fair Value at September 30, 2018
Investment Funds
Equity Hedged	$—	$—	$—	$125,556,944	$125,556,944
Other securities *	—	—	—	—	—
Total assets	$—	$—	$—	$125,556,944	$125,556,944

*	Includes a security received from in-kind distributions from an Investment Fund which has been valued at $0 and is included within Level 3.

The accompanying notes are an integral part of these financial statements.

A&Q Masters Fund

Statement of Operations

(Unaudited)

Period from April 1, 2018 to September 30, 2018

EXPENSES

Management Fee	$864,578
Professional fees	241,454
Incentive Fee	116,321
Tax compliance fees	75,000
Administration fee	65,432
Commitment Fee	53,375
Officer’s and Trustees’ fees	49,825
Printing, insurance and other expenses	46,177

Total Expenses before amounts waived or reimbursed by Adviser (See Note 3)	1,512,162

Less expense reimbursement repaid by Adviser (See Note 3)	(279,849)

Net Expenses	1,232,313

Net Investment Loss	(1,232,313)

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS

Net realized gain/(loss) from investments in Investment Funds	2,589,278
Net change in unrealized appreciation/depreciation on investments in Investment Funds	845,635

Net Realized and Unrealized Gain/(Loss) from Investments	3,434,913

Net Increase in Net Assets Derived from Operations	$2,202,600

The accompanying notes are an integral part of these financial statements.

A&Q Masters Fund

Statements of Changes in Net Assets

Year Ended March 31, 2018 and Period from April 1, 2018 to September 30, 2018 (Unaudited)

Net Assets at April 1, 2017	$148,744,464

INCREASE (DECREASE) IN NET ASSETS DERIVED FROM OPERATIONS
Net investment loss	(2,717,229)
Net realized gain/(loss) from investments in Investment Funds	11,183,781
Net change in unrealized appreciation/depreciation on investments in Investment Funds	1,665,013

Net Increase in Net Assets Derived from Operations	10,131,565

INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS
Shareholders’ subscriptions of 328.352 Shares	350,000
Shareholders’ redemptions of 22,988.302 Shares	(23,454,962)

Net Decrease in Net Assets Derived from Capital Transactions	(23,104,962)

Net Assets at March 31, 2018	$135,771,067

INCREASE (DECREASE) IN NET ASSETS DERIVED FROM OPERATIONS
Net investment loss	(1,232,313)
Net realized gain/(loss) from investments in Investment Funds	2,589,278
Net change in unrealized appreciation/depreciation on investments in Investment Funds	845,635

Net Increase in Net Assets Derived from Operations	2,202,600

INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS
Shareholders’ subscriptions of 55.094 Shares	60,000
Shareholders’ redemptions of 6,729.149 Shares	(7,294,133)

Net Decrease in Net Assets Derived from Capital Transactions	(7,234,133)

Net Assets at September 30, 2018	$130,739,534

Accumulated net investment loss - March 31, 2018	$(8,644,586)

Accumulated net investment loss - September 30, 2018	$(241,447)

The accompanying notes are an integral part of these financial statements.

A&Q Masters Fund

Statement of Cash Flows

(Unaudited)

Period from April 1, 2018 to September 30, 2018

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in net assets derived from operations	$2,202,600
Adjustments to reconcile net increase in net assets derived from operations to net cash provided by operating activities:
Purchases of investments in Investment Funds	(19,000,000)
Proceeds from disposition of investments in Investment Funds	24,642,949
Net realized (gain)/loss from investments in Investment Funds	(2,589,278)
Net change in unrealized appreciation/depreciation on investments in Investment Funds	(845,635)
Changes in assets and liabilities:
(Increase)/decrease in assets:
Advanced subscriptions in Investment Funds	(3,720,000)
Receivable from Adviser	80,911
Receivable from Investment Funds	4,384,696
Other assets	(25,520)
Increase/(decrease) in liabilities:
Administration fee payable	(1,015)
Custody fee payable	(13,502)
Incentive Fee payable	11,346
Management Fee payable	150,896
Officer’s and Trustees’ fees payable	(500)
Professional fees payable	(46,804)
Tax compliance fees payable	33,000
Other liabilities	(1,579)
Net cash provided by operating activities	5,262,565

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from shareholders’ subscriptions, including change in subscriptions received in advance	60,000
Payments on shareholders’ redemptions, including change in shareholders’ redemptions payable	(2,491,167)
Net cash used in financing activities	(2,431,167)

Net increase in cash	2,831,398
Cash-beginning of period	1,945,785
Cash-end of period	$4,777,183

The accompanying notes are an integral part of these financial statements.

A&Q Masters Fund

Financial Highlights

The following represents the ratios to average net assets and other supplemental information for the periods indicated. An individual shareholder’s ratios and returns may vary from the below based on the timing of capital transactions.

	Period from April 1, 2018 to September 30, 2018		Years Ended March 31,			Period from July 1, 2013 (Date of Reorganization)
	(Unaudited)	2018	2017	2016	2015	to March 31, 2014*
Per Share operating performance
Net asset value per Share, beginning	$1,066.65	$991.98	$929.94	$1,081.92	$1,059.52	$1,000.00
Gain/(Loss) from investment operations:

Net investment loss [a]	(9.79)	(20.13)	(15.52)	(17.20)	(20.73)	(16.98)
Net realized and unrealized gain (loss) from investments	27.09	94.80	77.56	(58.51)	87.30	102.91

Total gain/(loss) from investment operations	17.30	74.67	62.04	(75.71)	66.57	85.93

Distributions to shareholders	—	—	—	(76.27)	(44.17)	26.41

Net asset value per Share, ending	$1,083.95	$1,066.65	$991.98	$929.94	$1,081.92	$1,059.52

Ratio/Supplemental Data:

Ratio of net investment loss to average net assets [b,c]	(1.70%) [d]	(1.91%)	(1.62%)	(1.68%)	(1.97%)	(2.04%) [d]

Ratio of total expenses to average net assets after Incentive Fee [b,c,e]	2.11% [d]	2.38%	1.69%	2.06%	2.51%	3.81% [d]

Ratio of net expenses to average net assets after Incentive Fee [b,c,e]	1.70% [d]	1.91%	1.61%	1.68%	1.97%	2.04% [d]

Portfolio turnover rate	15.09% [f]	14.52%	20.76%	36.72%	20.80%	8.31% [f]

Total return after Incentive Fee [g,h]	1.62% [f]	7.50%	6.70%	(7.00%)	6.28%	8.60% [f]

Net assets	$130,739,534	$135,771,067	$148,744,464	$169,511,107	$144,246,905	$107,067,139

*	Represents activity since the reorganization as described in Note 1.

a	Calculated based on the average Shares outstanding during the period.

b	Ratios to average net assets are calculated based on the average net assets for the period.

c

Ratios of net investment loss, total expenses and net expenses to average net assets do not include the impact of expenses and incentive allocations or incentive fees incurred by the underlying Investment Funds.

d	Annualized, except for Incentive Fee where applicable.

e

The ratios of total expenses to average net assets before Incentive Fee were 2.02%, 2.09%, 1.69%, 2.00%, 2.16% and 3.39% for the period from April 1, 2018 to September 30, 2018, the years ended March 31, 2018, 2017, 2016, and 2015 and the period from July 1, 2013 (date of reorganization) to March 31, 2014, respectively. The ratios of net expenses to average net assets before Incentive Fee were 1.62%, 1.62%, 1.61%, 1.62%, 1.62% and 1.62% for the period from April 1, 2018 to September 30, 2018, the years ended March 31, 2018, 2017, 2016, and 2015 and the period from July 1, 2013 (date of reorganization) to March 31, 2014, respectively.

The accompanying notes are an integral part of these financial statements.

A&Q Masters Fund

Financial Highlights (continued)

f	Not annualized.

g

The total returns before Incentive Fee were 1.71%, 7.81%, 6.70%, (6.94%), 6.65% and 9.03% for the period from April 1, 2018 to September 30, 2018 and the years ended March 31, 2018, 2017, 2016, 2015 and for the period from July 1, 2013 (date of reorganization) to March 31, 2014, respectively.

h

The total return is based on the change in value during the period of a theoretical investment made at the beginning of the period. The change in value of a theoretical investment is measured by comparing the aggregate ending value, adjusted for reinvestment of all dividends and distributions, if any, in accordance with the reinvestment plan. The total return does not reflect any sales charges.

The accompanying notes are an integral part of these financial statements.

A&Q Masters Fund

Notes to Financial Statements

(Unaudited)

September 30, 2018

1.	Organization

A&Q Masters Fund (the “Fund”) was formed as a statutory trust under the laws of Delaware on June 20, 2013, and thereafter, became the successor to O’Connor Fund of Funds: Masters LLC (the “Predecessor Fund” by way of merger. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified management investment company. The Fund commenced operations on July 1, 2013, when the Predecessor Fund merged into the Fund in a tax-free reorganization. For financial reporting purposes, the assets received and shares of beneficial interest in the Fund (the “Shares”) issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Predecessor Fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The investment income and net realized and unrealized gain/loss presented in the Statement of Operations represent the revenue and earnings of the Fund subsequent to the merger. Effective after the close of business on December 31, 2015, the Fund effected a taxable reorganization, whereby A&Q Equity Opportunity Fund (the “Acquired Fund”) merged with and into the Fund. The Acquired Fund transferred all of its assets to the Fund in exchange solely for Shares of the Fund and the assumption by the Fund of the Acquired Fund’s stated liabilities.

The Fund is commonly referred to as a “fund of funds”. Its investment objective is to seek capital appreciation over the long term. The Fund will seek to achieve its objective principally through the allocation of assets among a select group of alternative asset managers (the “Investment Managers”) and the funds they operate. Investment Managers generally conduct their investment programs through unregistered investment funds, such as hedge funds, that have investors other than the Fund, and in other registered investment companies (collectively, the “Investment Funds”).

Subject to the provisions of the Fund’s Agreement and Declaration of Trust, as amended and restated from time to time (the “Declaration”), and the requirements of the 1940 Act, the business and affairs of the Fund shall be managed under the direction of the Fund’s Board of Trustees (the “Board”, with an individual member referred to as a “Trustee”). The Trustees shall have the right, power and authority, on behalf of the Fund and in its name, to do all things necessary and proper to carry out their duties under the Declaration. Each Trustee shall be vested with the same powers, authority and responsibilities on behalf of the Fund as are customarily vested in each trustee of a Delaware corporation, and each Trustee who is not an “interested person” (as defined in the 1940 Act) of the Fund (the “Independent Trustees”) shall be vested with the same powers, authority and responsibilities on behalf of the Fund as are customarily vested in each trustee of a closed-end management investment company registered under the 1940 Act and organized as a Delaware corporation who is not an “interested person” of such company. The Trustees may perform such acts as they, in their sole discretion, determine to be proper for conducting the business of the Fund. No Trustee shall have the authority individually to act on behalf of or to bind the Fund except within the scope of such Trustee’s authority as delegated by the Board. The Board may delegate (as may be

A&Q Masters Fund

Notes to Financial Statements (continued)

(Unaudited)

September 30, 2018

1.	Organization (continued)

permitted by the Declaration, the Fund’s By-Laws and the Delaware Statutory Trust Act) the management of the Fund’s day-to-day operations to one or more officers of the Fund or other persons (including, without limitation, UBS Hedge Fund Solutions (as defined below)), subject to the investment objective and policies of the Fund and to the oversight of the Board.

The Board has engaged UBS Hedge Fund Solutions LLC (“UBS Hedge Fund Solutions” or the “Adviser”), a Delaware limited liability company, to provide investment advice regarding the selection of Investment Funds and to be responsible for the day-to-day management of the Fund. The Adviser is a wholly owned subsidiary of UBS AG and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

Initial and additional applications for Shares by eligible investors may be accepted at such times as the Board may determine and are generally accepted monthly. The Board reserves the right to reject any application for Shares in the Fund. Shares may be purchased as of the first business day of each month at the Fund’s then current net asset value (“NAV”) per Share. The Fund from time to time may offer to repurchase Shares pursuant to written tenders by shareholders. These repurchases will be made at such times and on such terms as may be determined by the Board in its complete and exclusive discretion. The Adviser expects that it will recommend to the Board that the Fund offer to repurchase Shares from shareholders as of the end of each calendar quarter. During the six month period ended September 30, 2018, 6,729.149 Shares were repurchased.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by non-governmental entities. The Fund’s financial statements are prepared in accordance with US GAAP.

2.	Significant Accounting Policies

a.	New Accounting Pronouncements

In August 2018, the FASB issued Accounting Standards Update No. 2018-13, Fair Value Measurement (Topic 820), Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The amendments in ASU 2018-13 modify the disclosure requirements in Topic 820 of the disclosure framework. The modifications include the removal to disclose the amount of and reason for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for timing of transfers between levels, the valuation processes for Level 3 fair value measurements, and the changes in unrealized gains and losses for the period included in earnings for recurring Level 3 fair value measurements held at the end of the reporting period. Also, in lieu of a roll forward for Level 3 fair value measurements, a nonpublic entity is required to

A&Q Masters Fund

Notes to Financial Statements (continued)

(Unaudited)

September 30, 2018

2.	Significant Accounting Policies (continued)

a.	New Accounting Pronouncements (continued)

disclose transfers into and out of Level 3 of the fair value hierarchy and purchases and issues of Level 3 assets and liabilities. Additionally, for investments for certain entities that calculate net asset value, an entity is required to disclose the timing of liquidation of an investee’s assets and the date when restrictions from redemptions might lapse only if the investee has communicated the timing to the entity or announced the timing publicly. ASU 2018-13 is effective for fiscal years beginning December 15, 2019 with early adoption permitted to any removed or modified disclosures of this update. The Adviser is currently evaluating the impact, if any, of applying ASU 2018-13.

b.	Portfolio Valuation

The Fund values its investments at fair value, in accordance with US GAAP, which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The Fund uses NAV as its measure of fair value of an investment in an investee when (i) the Fund’s investment does not have a readily determinable fair value and (ii) the NAV of the Investment Fund is calculated in a manner consistent with the measurement principles of investment company accounting, including measurement of the underlying investments at fair value. In evaluating the level at which the fair value measurement of the Fund’s investments have been classified, the Fund has assessed factors including, but not limited to, price transparency, the ability to redeem at NAV at the measurement date and the existence or absence of certain restrictions at the measurement date.

US GAAP provides guidance in determining whether there has been a significant decrease in the volume and level of activity for an asset or liability when compared with normal market activity for such asset or liability (or similar assets or liabilities). US GAAP also provides guidance on identifying circumstances that indicate a transaction with regards to such an asset or liability is not orderly. In its consideration, the Fund must consider inputs and valuation techniques used for each class of assets and liabilities. Judgment is used to determine the appropriate classes of assets and liabilities for which disclosures about fair value measurements are provided. Fair value measurement disclosures for each class of assets and liabilities require greater disaggregation than the Fund’s line items in the Statement of Assets and Liabilities.

The following is a summary of the investment strategies and any restrictions on the liquidity provisions of the investments in Investment Funds held by the Fund as of September 30, 2018. Investment Funds with no current redemption restrictions may be subject to future gates, lock-up provisions or other restrictions, in accordance with their offering documents. The Fund had no unfunded capital commitments as of September 30, 2018. The Fund used the following category to classify its Investment Funds:

A&Q Masters Fund

Notes to Financial Statements (continued)

(Unaudited)

September 30, 2018

2.	Significant Accounting Policies (continued)

b.	Portfolio Valuation (continued)

The Investment Funds in the equity hedged strategy (total fair value of $125,556,944) generally utilize fundamental analysis to invest in publicly traded equities investing in both long and short positions seeking to capture perceived security mispricing. Portfolio construction is driven primarily by bottom-up fundamental research; top-down analysis may also be applied. As of September 30, 2018, the Investment Funds in the equity hedged strategy had $51,748,807, representing 41% of the value of the investments in this category, subject to investor level gates and/or lock-ups. Included in this amount is $11,533,055, representing 9% of the value of the investments in this category, that cannot be redeemed in full because the investments include restrictions that do not allow for redemptions in the first 12 to 24 months after acquisition. The remaining restriction period for these investments ranges from 10 - 15 months at September 30, 2018.    Investments representing less than 1% of the value of investment in this category are held in side pockets; therefore, redemptions notice are no longer effective for these investments and the liquidation of assets is uncertain.

The investments within the scope of ASC 820, for which fair value is measured using NAV as a practical expedient, should not be categorized within the fair value hierarchy. The total fair value of the investments in Investment Funds valued using NAV as a practical expedient is $125,556,944 and is therefore excluded from the fair value hierarchy. Additional disclosures, including liquidity terms and conditions of the underlying investments, are included in the Schedule of Portfolio Investments.

The three levels of the fair value hierarchy are as follows:

Level 1—	quoted prices in active markets for identical investments
Level 2—

inputs to the valuation methodology include quotes for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument

Level 3—	inputs to the valuation methodology include significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period. There have been no transfers between levels during the reporting period.

A detailed depiction of each investment in the portfolio by investment strategy, including any additional liquidity terms and other restrictions, can be found in the Schedule of Portfolio Investments.

A&Q Masters Fund

Notes to Financial Statements (continued)

(Unaudited)

September 30, 2018

2.	Significant Accounting Policies (continued)

b.	Portfolio Valuation (continued)

The NAV of the Fund is determined by the Fund’s administrator, under the oversight of the Adviser, as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board. The Fund’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memorandums, as appropriate. The Adviser has adopted procedures pursuant to ASC 820 in which the Fund values its investments in Investment Funds at fair value. Fair value is generally determined utilizing NAVs supplied by, or on behalf of, the Investment Funds’ Investment Managers, which are net of management and incentive fees charged by the Investment Funds. NAVs received by, or on behalf of, the Investment Funds’ Investment Managers are based on the fair value of the Investment Funds’ underlying investments in accordance with the policies established by the Investment Funds. Because of the inherent uncertainty of valuation, the value of the Fund’s investments in the Investment Funds may differ significantly from the value that would have been used had a ready market been available. See Schedule of Portfolio Investments for further information.

The fair value relating to certain underlying investments of these Investment Funds, for which there is no ready market, has been estimated by the respective Investment Fund’s Investment Manager and is based upon available information in the absence of readily ascertainable fair values and does not necessarily represent amounts that might ultimately be realized. Due to the inherent uncertainty of valuation, those estimated fair values may differ significantly from the values that would have been used had a ready market for the investments existed. These differences could be material.

It is unknown, on an aggregate basis, whether the Investment Funds held any investments whereby the Fund’s proportionate share exceeded 5% of the Fund’s net assets at September 30, 2018.

The fair value of the Fund’s assets and liabilities which qualify as financial instruments approximates the carrying amounts presented in the Statement of Assets and Liabilities.

c.	Investment Transactions and Income Recognition

The Fund accounts for realized gains and losses from Investment Fund transactions based on the pro-rata ratio of the fair value and cost of the underlying investment at the date of redemption. Interest income is recorded on the accrual basis.

A&Q Masters Fund

Notes to Financial Statements (continued)

(Unaudited)

September 30, 2018

2.	Significant Accounting Policies (continued)

d.	Fund Expenses

The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund’s account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund’s NAV; costs of insurance; registration expenses; interest expense; due diligence, including travel and related expenses; expenses of meetings of the Board; all costs with respect to communications to shareholders; and other types of expenses approved by the Board. Expenses are recorded on the accrual basis.

e.	Income Taxes

The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains, resulting in no provision requirements for federal income or excise taxes. The Fund has a September 30 tax year-end. Unless otherwise indicated, all applicable tax disclosures reflect tax adjusted balances at September 30, 2018.

The Fund will file U.S. federal income and applicable state tax returns. The Adviser will analyze the Fund’s tax positions and will determine if a tax provision for federal or state income tax is required in the Fund’s financial statements. The Fund’s federal and state income tax returns for all open tax years since inception are subject to examination by the Internal Revenue Service and state departments of revenue. The Fund will recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. For the six month period ended September 30, 2018, the Fund did not incur any interest or penalties. The Adviser does not believe there are positions for which it is reasonably likely that the total amounts of unrecognized tax liability will significantly change within twelve months of the reporting date.

Permanent book-to-tax basis differences resulted in the reclassification of amounts stated below, between accumulated net investment loss, accumulated net realized loss from investments in Investment Funds and paid-in capital reported on the Fund’s Statement of Assets and Liabilities as of September 30, 2018. Such permanent reclassifications are attributable to differences between book and tax reporting of the Fund’s investments which do not affect net assets or NAV per Share values.

Accumulated Net Investment Loss	Accumulated Net Realized Loss	Paid in Capital
$9,635,452	$(9,635,478)	$26

A&Q Masters Fund

Notes to Financial Statements (continued)

(Unaudited)

September 30, 2018

2.	Significant Accounting Policies (continued)

e.	Income Taxes (continued)

There were no distributions paid to shareholders during the financial statement year ended March 31, 2018 or the financial statement period ended September 30, 2018.

The tax basis of distributable earnings as of September 30, 2018 (the Fund’s most recent tax year) shown below represents future distribution requirements that the Fund must satisfy under the income tax regulations.

Undistributed Ordinary Income	Capital Loss Carryforward	Qualified Late Year Loss Deferrals	Net Unrealized Appreciation/ (Depreciation)
$ 2,248,118	$(777,222)	$-	$10,233,822

At September 30, 2018, the Fund had a capital loss carryforward of $777,222. The capital loss carryforward is available to offset future realized capital gains. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses and are not subject to expiration. At September 30, 2018, the Fund utilized capital loss carryforward of $12,234,571.

The federal tax cost of investments is adjusted for taxable income allocated to the Fund from the Investment Funds. The aggregate tax cost of investments at September 30, 2018 is $115,323,122. Investment net tax basis unrealized appreciation was $10,233,822 consisting of $10,523,474 unrealized appreciation and $289,652 unrealized depreciation.

The primary reason for differences between the earnings reported above and the federal tax cost of investments, in comparison with the related amounts reported on the Fund’s Statement of Assets and Liabilities as of September 30, 2018, relates to cumulative differences between tax and US GAAP financial statement reporting requirements on the portfolio investments.

f.	Cash

Cash consists of monies held at The Bank of New York Mellon (the “Custodian”). Such cash, at times, may exceed federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts.

A&Q Masters Fund

Notes to Financial Statements (continued)

(Unaudited)

September 30, 2018

2.	Significant Accounting Policies (continued)

g.	Use of Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Because of the uncertainty of valuation, such estimates may differ significantly from values that would have been used had a ready market existed, and the differences could be material.

3.	Related Party Transactions

The Adviser provides investment advisory services to the Fund pursuant to the Investment Advisory Agreement. The Adviser also provides certain administrative services to the Fund, including: providing office space, handling of shareholder inquiries regarding the Fund, providing shareholders with information concerning their investment in the Fund, coordinating and organizing meetings of the Fund’s Board and providing other support services. In consideration for all such services, the Fund will pay the Adviser a fee (the “Management Fee”), computed and payable monthly, at an annual rate of 1.25% of the Fund’s adjusted net assets determined as of the last day of each month. Adjusted net assets as of any month-end date means the total value of all assets of the Fund, less an amount equal to all accrued debts, liabilities and obligations of the Fund other than Incentive Fee (as defined below) accruals if any, as of such date, and calculated before giving effect to any repurchase of Shares on such date.

The Management Fee is computed as of the start of business on the last business day of the period to which each Management Fee relates, after adjustment for any Share purchases effective on such date, and will be payable in arrears. A portion of the Management Fee and Incentive Fee (as defined below) is paid by the Adviser to its affiliates. For the six month period ended September 30, 2018, the Fund incurred a Management Fee of $864,578, of which $575,919 remains payable and is included on the Statement of Assets and Liabilities at September 30, 2018.

In addition to the Management Fee paid to the Adviser, the Adviser is paid an incentive fee (the “Incentive Fee”) on a quarterly basis in an amount equal to 5% of the Fund’s net profits. For the purposes of calculating the Incentive Fee for any fiscal quarter, net profits will be determined by taking into account net realized gain or loss (including any realized gain that has been distributed to shareholders during a fiscal quarter and net of Fund expenses, including Management Fee) and the net change in unrealized appreciation or depreciation of securities positions, as well as dividends, interest and other income. No Incentive Fee will be payable for any period unless losses and depreciation from prior periods have been recovered by the Fund, known as a “high water mark”

A&Q Masters Fund

Notes to Financial Statements (continued)

(Unaudited)

September 30, 2018

3.	Related Party Transactions (continued)

calculation. The Adviser is under no obligation to repay any Incentive Fees previously paid by the Fund. Thus, the payment of the Incentive Fee for a period will not be reversed by the subsequent decline of the Fund’s assets in any subsequent fiscal period. For the six month period ended September 30, 2018, the Fund incurred an Incentive Fee of $116,321, of which $116,321 remains payable and is included on the Statement of Assets and Liabilities at September 30, 2018.

The Incentive Fee is in addition to the incentive fees or allocations charged by unregistered Investment Funds (generally approximating 20% of net profits).

The Adviser has voluntarily entered into an expense limitation agreement (the “Expense Limitation and Reimbursement Agreement”) with the Fund to limit indefinitely the amount of Specified Expenses (as described below) to be borne by the Fund to an amount not to exceed 1.62% per annum of the Fund’s net assets (the “Expense Cap”) (computed and applied on a monthly basis). “Specified Expenses” is defined to include all expenses incurred in the business of the Fund, provided that the following expenses are excluded from the definition of Specified Expenses: (i) the Incentive fee, (ii) fees of the Investment Funds in which the Fund invests and (iii) extraordinary expenses. To the extent that Specified Expenses for any month exceed the Expense Cap, the Adviser will reimburse the Fund, on quarterly basis, for expenses to the extent necessary to eliminate such excess. The Adviser may discontinue its obligations under the Expense Limitation and Reimbursement Agreement only with the consent of majority of the Independent Trustees. To the extent that the Adviser pays or bears Specified Expenses, it will not seek reimbursement for any such amounts. For the six month period ended September 30, 2018, the Fund has recorded an expense reimbursement to be paid by the Adviser in the amount of $279,849, of which $137,814 was receivable as of September 30, 2018.

UBS Financial Services Inc. (“UBS FSI”), a wholly owned subsidiary of UBS Americas, Inc., acts as the distributor for the Fund, without special compensation from the Fund, and bears its own costs associated with its activities as distributor. Sales loads, if any, charged on contributions are debited against the contribution amounts, to arrive at a net subscription amount. The sales load does not constitute assets of the Fund.

Effective January 1, 2016, each Trustee of the Fund receives an annual retainer of $12,500 plus a fee for each meeting attended. The Chairman of the Board and the Chairman of the Audit Committee of the Board each receive an additional annual retainer in the amount of $20,000. These additional annual retainer amounts are paid for by the Fund on a pro-rata basis along with the four other registered alternative investment funds advised by UBS Hedge Fund Solutions. All Trustees are reimbursed by the Fund for all reasonable out of pocket expenses.

A&Q Masters Fund

Notes to Financial Statements (continued)

(Unaudited)

September 30, 2018

3.	Related Party Transactions (continued)

During the six month period ended September 30, 2018, the Fund incurred a portion of the annual compensation of the Fund’s Chief Compliance Officer in the amount of $3,900 which is included in Officer’s and Trustees’ fees on the Statement of Operations. The related payable of $8,254 is included in Officer’s and Trustees’ fees payable on the Statement of Assets and Liabilities.

The Fund, along with other funds advised by UBS Hedge Fund Solutions, the Trustees and the Adviser, is insured under an insurance policy which protects against claims alleging a wrongful act, error, omission, misstatement, misleading statement, and other items made in error. A portion of the annual premiums is allocated to the Adviser based on a recommendation of an insurance risk adjuster and, in accordance with the risk adjuster’s recommendation; the remaining portions are allocated among the UBS funds on a pro-rata basis. On an annual basis, the allocation methodology recommended by the risk adjuster is reviewed and approved by the Board and the Adviser determines the amounts to be charged to each fund based upon the Board approved methodology. During the six month period ended September 30, 2018, the Fund incurred $30,257 in insurance fees, which is included in printing, insurance and other expenses on the Statement of Operations, of which none was payable at September 30, 2018.

The Fund, along with several other funds advised by UBS Hedge Fund Solutions, is party to a Credit Agreement (See Note 6). On a quarterly basis, the credit provider will charge a fee (the “Commitment Fee”) on the unused portion of the total amount of the Credit Agreement. The Adviser will negotiate the commitment amount with the counterparty based on the amount each fund will be expected to borrow at a given time. The Commitment Fee will be allocated to each fund based on the expected borrowing amount which is disclosed within the Credit Agreement. For the six month period ended September 30, 2018, the Fund incurred a Commitment Fee of $53,375 to the counterparty, of which $26,833 remains payable and is included in other liabilities on the Statement of Assets and Liabilities at September 30, 2018.

The Adviser may incur expenses on behalf of the Fund for certain activities which benefit the investment funds managed by the Adviser. There were no such expenses incurred for the six month period ended September 30, 2018. As of September 30, 2018, $1,188 remains payable to the Adviser related to prior incurred expenses, which is included in other liabilities on the Statement of Assets and Liabilities.

Other investment partnerships sponsored by UBS AG or its affiliates may also maintain investment interests in the Investment Funds owned by the Fund.

A&Q Masters Fund

Notes to Financial Statements (continued)

(Unaudited)

September 30, 2018

4.	Administration and Custody Fees

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), as Fund administrator, performs certain additional administrative, accounting, record keeping, tax and investor services for the Fund. BNY Mellon receives a monthly administration fee primarily based upon (i) the average net assets of the Fund subject to a minimum monthly administration fee, and (ii) the aggregate net assets of the Fund and certain other investment funds sponsored or advised by UBS AG, UBS Americas, Inc. or their affiliates. Additionally, the Fund reimburses certain out of pocket expenses incurred by BNY Mellon.

The Custodian has entered into a service agreement whereby it provides custodial services for the Fund.

5.	Share Capital and NAV

The Fund is authorized to issue an unlimited number of Shares. The Fund has registered $366,119,182 of Shares for sale under its Registration Statement (File No. 333-211675). The Shares are being distributed by UBS Financial Services Inc. (together with any other broker or dealer appointed by the Fund as distributor of its Shares, the “Distributor”). The Distributor may pay from its own resources compensation to its financial advisers and brokers or dealers in connection with the sale and distribution of the Shares or servicing of shareholders.

Capital share transactions for outstanding Shares in the Fund for the six month period ended September 30, 2018 are summarized as follows:

	Outstanding Shares April 1, 2018	Subscriptions	Redemptions	Outstanding Shares September 30, 2018	NAV Per Share
Series 1	127,287.767	55.094	(6,729.149)	120,613.712	$ 1,083.95

6.	Loan Payable

The Fund, along with several other funds advised by UBS Hedge Fund Solutions, is party to a secured Amended and Restated Credit Agreement dated as of September 1, 2015, as amended, supplemented or otherwise modified from time to time, which will terminate on August 27, 2019 unless extended (the “Credit Agreement”). Under the Credit Agreement, the Fund may borrow from time to time on a revolving basis at any time up to $21,000,000 for temporary investment purposes and to meet requests for tenders. Indebtedness outstanding under the Credit Agreement accrues interest at a rate per annum for each day equal to 1.5% plus the higher of the Overnight LIBOR Rate and the Federal Funds Rate for such day (the “Interest Rate”), or at 2% over the Interest Rate during an event of default. There is a Commitment Fee payable by the Fund, calculated at 50 basis points times the actual daily amount of the line of credit not utilized.

A&Q Masters Fund

Notes to Financial Statements (continued)

(Unaudited)

September 30, 2018

6.	Loan Payable (continued)

For the six month period ended September 30, 2018, the Fund did not borrow under this secured revolving line of credit.

7.	Investments

As of September 30, 2018, the Fund had investments in Investment Funds, none of which were related parties.

Aggregate purchases and proceeds from sales of investments for the six month period ended September 30, 2018 amounted to $19,000,000 and $24,642,949, respectively.

The agreements related to investments in Investment Funds provide for compensation to the general partners/managers in the form of management fees of 1.00% to 2.00% (per annum) of net assets and incentive fees or allocations ranging from 17.50% to 30.00% of net profits earned. One or more Investment Funds have entered into a side pocket arrangement. Detailed information about the Investment Funds’ portfolios is not available. Please see the Schedule of Portfolio Investments for further information.

8.	Financial Instruments with Off-Balance Sheet Risk

In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, equity swaps, distressed investing, merger arbitrage and convertible arbitrage. The Fund’s risk of loss in these Investment Funds is limited to the fair value of these investments.

9.	Indemnification

In the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Fund. Based on its history and experience, the Fund believes that the likelihood of such an event is remote.

A&Q Masters Fund

Notes to Financial Statements (continued)

(Unaudited)

September 30, 2018

10.	Subsequent Events

The Adviser has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued, and has determined that there were no events that required disclosure other than the following:

Subsequent to September 30, 2018, the Fund received additional subscriptions of $600,000 and paid shareholders’ redemptions payable of $6,257,823 in full.

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (UNAUDITED)

The Trustees, including the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)), of the Fund last evaluated the Investment Advisory Agreement (the “Advisory Agreement”) at a meeting on September 27, 2018. The Trustees met in an executive session during which they were advised by and had the opportunity to discuss with independent legal counsel the approval of the Advisory Agreement. The Trustees reviewed materials furnished by UBS Hedge Fund Solutions LLC (the “Adviser”), including information regarding the Adviser, its affiliates and its personnel, operations and financial condition. Tables indicating comparative fee information, and comparative performance information, as well as a summary financial analysis for the Fund, also were included in the meeting materials and were reviewed and discussed. The Trustees discussed with representatives of the Adviser the Fund’s operations and the Adviser’s ability to provide advisory and other services to the Fund.

The Trustees reviewed, among other things, the nature of the advisory services to be provided by the Adviser to the Fund, including its investment process, and the experience of the investment advisory and other personnel proposing to provide services to the Fund. The Trustees discussed the ability of the Adviser to manage the Fund’s investments in accordance with the Fund’s stated investment objectives and policies, as well as the services to be provided by the Adviser to the Fund, including administrative and compliance services, oversight of fund accounting, marketing services, assistance in meeting legal and regulatory requirements and other services necessary for the operation of the Fund. The Trustees acknowledged the Adviser’s employment of highly skilled investment professionals, research analysts and administrative, legal and compliance staff members to ensure that a high level of quality in compliance and administrative services would be provided to the Fund. The Trustees also recognized the benefits that the Fund derives from the resources available to the Adviser and the Adviser’s affiliates, including UBS AG and UBS Financial Services Inc. Accordingly, the Trustees felt that the quality of service offered by the Adviser to the Fund was appropriate and that the personnel providing such services had sufficient expertise to manage the Fund.

The Trustees reviewed the performance of the Fund and compared that performance to the performance of other investment companies presented by the Adviser which had objectives and strategies similar to those of the Fund and which are managed by other, third-party investment advisers (the “Comparable Funds”). The Trustees recognized that certain of the Comparable Funds that are structured as private funds are not subject to certain investment restrictions under the 1940 Act that are applicable to the Fund and which can adversely affect the Fund’s performance relative to that of the Comparable Funds. The Trustees recognized that the Fund’s performance for the year-to-date and three-year periods ended June 30, 2018 exceeded the median performance of the Comparable Funds for the same periods.

The Trustees considered the advisory fees being charged by the Adviser for its services to the Fund as compared to those charged to the Comparable Funds. The information presented to the Trustees showed that, while the Fund’s management fee was above the median management fee of the Comparable Funds, it was within the range of the management fees charged by the Comparable Funds, and the Fund’s incentive fee was equal to the median incentive fee of the Comparable Funds. In comparing the advisory fees being charged to the Fund to those charged to other advisory clients of the Adviser, the Trustees noted that the Fund’s management fee was below the standard management fee of the Adviser’s retail clients, and the Fund’s incentive fee was below the standard incentive fee of the Adviser’s retail clients and non-retail clients. In light of the foregoing, the Trustees felt that the combination of the management fee and the incentive fee being charged to the Fund was appropriate and was within the overall range of the fees paid by the Comparable Funds.

The Trustees also considered the profitability of the Adviser both before payment to brokers and after payment to brokers and concluded that the profits to be realized by the Adviser and its affiliates under the Fund’s Advisory Agreement and from other relationships between the Fund and the Adviser were within a range the Trustees considered reasonable and appropriate. The Trustees also discussed the fact that the Fund was not large enough at that time to support a request for breakpoints due to economies of scale.

The Trustees determined that the fees under the Advisory Agreement do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s length bargaining, and concluded that the fees were reasonable. The Trustees concluded that approval of the Advisory Agreement was in the best interests of the Fund and its investors.

ADDITIONAL INFORMATION (UNAUDITED)

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available: (i) without charge, upon request, by calling (888) 793-8637; and (ii) on the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

The Fund is required to file, on Form N-PX, its complete proxy voting record for the most recent twelve-month period ended June 30, no later than August 31. The Fund’s Form N-PX filings are available: (i) without charge, upon request, by calling (888) 793-8637; and (ii) on the SEC’s website at http://www.sec.gov.

FILING OF QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS (“FORM N-Q”)

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available, without charge, on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a)	Not applicable.

(b)

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

     Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	A&Q Masters Fund

By (Signature and Title)*	/s/ William Ferri
William Ferri, Principal Executive Officer

Date	12/7/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ William Ferri
William Ferri, Principal Executive Officer

Date	12/7/2018

By (Signature and Title)*	/s/ Dylan Germishuys
Dylan Germishuys, Principal Accounting Officer

Date	12/7/2018

* Print the name and title of each signing officer under his or her signature.